Related party transactions (Details) £ in Millions		1 Months Ended	12 Months Ended
	Mar. 15, 2022	Jun. 30, 2019	Mar. 31, 2022 GBP (£) lease	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)	Feb. 25, 2022 lease
New York
Disclosure of transactions between related parties [line items]
Number of leases won | lease			6
Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed		39.00%
St William Homes LLP
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	50.00%
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			£ 3.0	£ 3.0	£ 5.0
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			284.0	79.0	101.0
Purchases of goods and services, related party transactions			19.0	35.0	61.0
Amounts receivable			43.0	263.0	255.0
Amounts payable			247.0	17.0	0.0
Interest income			0.0	0.0	2.0
Dividends received			123.0	49.0	34.0
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			74.0	50.0	21.0
Receivables due from joint ventures			33.0	19.0	0.0
Joint ventures | NGET/SPT Upgrades Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			7.0	6.0	32.0
Purchases of property and other assets, related party transactions			0.3	5.0	58.0
Joint ventures | St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			202.0	14.0	38.0
Receivables due from joint ventures				241.0	242.0
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received			39.0	18.0	25.0
Purchases of property and other assets, related party transactions			18.0	17.0	0.0
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Dividends received			77.0	25.0	8.0
Joint ventures | Bight Wind Holdings LLC
Disclosure of transactions between related parties [line items]
Amounts payable			223.0
Number of leases won | lease						6
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions			0.0	1.0	33.0
Purchases of goods and services, related party transactions			41.0	43.0	56.0
Amounts receivable			1.0	0.0	1.0
Amounts payable			4.0	3.0	4.0
Interest income			0.0	0.0	8.0
Dividends received			35.0	32.0	41.0
Associates | Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed		39.00%
Other income, sale of UK gas distribution business					31.0
Associates | Millennium Pipeline Company LLC
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions			38.0	41.0	31.0
Dividends received			£ 34.0	£ 31.0	£ 32.0